BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of Fair Value of Assets and Liabilities Assumed in Acquisition
The following table summarizes the provisional fair value of assets acquired and liabilities assumed at the date of acquisition:

Net assets acquired (in millions)
Property, plant and equipment	28
Deferred tax assets	2
Trade and other payables	(1)
Provisions	(29)
Total net assets acquired	$—
Goodwill
Goodwill arising from the acquisition has been recognized as follows:

(in millions)
Consideration transferred	5
Fair value of net assets acquired	—
Goodwill	$5